Income Taxes	12 Months Ended
Nov. 30, 2011
Income Taxes
Income Taxes

8.     Income Taxes

        The provision (benefit) from income taxes is comprised as follows:

		Year Ended November 30,
		2011	2010	2009
U.K.	Current	$—	$—	$—
U.S.	Current	1,604	569	318
Other jurisdictions	Current	40	72	(39)
	Deferred	1,432	(16,632)	4,163

Total		$3,076	$(15,991)	$4,442

        The significant components of deferred tax assets and liabilities included in the Consolidated Balance Sheets are:

	November 30,
	2011	2010
Deferred tax assets:
U.K. net operating loss carryforwards	$6,477	$3,923
U.S. net operating loss carryforwards	5,668	6,073
Other net operating loss carryforwards	1,541	1,009
Timing difference on equity compensation	5,783	6,201
Property, plant and equipment	5,041	7,492
Timing differences on inventory	3,210	—
Forward foreign exchange contracts	446	—
Other deferred tax assets	312	208
Less: valuation allowance	(4,751)	(1,009)

Total deferred tax assets	23,727	23,897
Deferred tax liabilities
Forward foreign exchange contracts	—	(186)
Intangible assets	(1,231)	(594)

Net deferred tax assets	$22,496	$23,117

        The deferred tax assets above include an amount of $15,492 related to loss carryforwards and other timing differences in the United Kingdom. The Company has not recorded a valuation allowance against this balance because it believes it is more likely than not that the asset will be realized. At November 30, 2010, following the conclusion of its planning for the fiscal years 2011 and 2012, the Company released the $13,929 valuation allowance against U.K. deferred tax assets existing at that date. The release arose as a result of the profitability of the group and its UK subsidiary in the period and the group's forecast as at November 30, 2010 for the periods ending November 30, 2011 and 2012 which considered the relative improvement in the macro-economic conditions in the markets the Company addresses and made it more likely than not that the U.K. tax losses will be utilized.

        In the United Kingdom, tax operating loss carryforwards have no expiration date. The utilization of tax operating loss carryforwards is, however, restricted to the taxable income of the subsidiary generating the losses. A change in ownership of the Company can also prevent the Company utilizing the carryforwards. As part of the acquisition of nStor Technologies in 2005 the Company acquired operating loss carryforwards of nStor Technologies Inc. in the United States. These are subject to an annual limitation, could be subject to further more restrictive annual limitations if certain substantial changes in the ownership of the Company occur and will expire on various dates beginning in 2018, if not utilized. The Company has recorded a deferred tax asset relating to these loss carryforwards of $5,668 at November 30, 2011.

        At November 30, 2011 the Company recorded other net operating loss carryforwards in respect of its activities in Singapore and Japan of $1,541, together with a full valuation allowance against these deferred tax assets. These loss carryforwards can be utilized against future trading profits of the activities being carried on in these two locations, subject to the availability of such profits. At November 30, 2011 the Company's forecast for its activities in these locations does not make it more likely than not that these deferred tax assets will be utilized. The remainder of the valuation allowance relates to deferred tax assets in Malaysia that are expected to reverse without affecting taxable profits.

        The Company records equity compensation expense using the fair value method, beginning on the grant date. The tax expense for equity compensation only arises when the related share award is vested, which occurs later than the grant date. This timing difference has resulted in the recording of a net deferred tax asset of $5,596 and $5,793 before valuation allowances at November 30, 2011 and November 30 2010, respectively. The amount of any benefit realized from this asset is dependent on future share price movements over the next four fiscal years as the awards vest. The Company anticipates recording any variation to the value of this asset as an adjustment to Additional Paid in Capital ("APIC"). For the years ended November 30, 2011 and November 30, 2010 the Company recorded charges to APIC of $178 and $nil respectively. The deferred tax asset of $5,793 at November 30, 2010 included an amount of $2,650 incorrectly not recognized as at November 30, 2009. Having determined that this amount is not material to prior periods and to income for the year ended November 30, 2010 the Company made the correction in the year resulting in an income tax benefit of $2,650 in the year ended November 30, 2010.

        The Company has elected to adopt the short-form method to calculate its pool of windfall tax benefits, as of December 1, 2005. Authoritative accounting guidance prohibits the recognition of net operating losses generated by windfall tax benefits. The Company has elected to adopt an accounting policy where windfall tax benefits are recognized in APIC only if an incremental benefit is provided after considering all other tax attributes presently available to the Company. The tax benefit not recognized in APIC totals $1,900 at November 30, 2011 and $2,063 at November 30, 2010.

        The applicable statutory rate of tax in Bermuda was zero for each of the years ended November 30, 2011, 2010 and 2009. For purposes of reconciliation between the provision for (benefit from) income taxes at the statutory rate and the effective tax rate, a notional U.K. rate is applied as follows:

	Year Ended November 30,
	2011	2010	2009
Provision (benefit) for income taxes at corporation tax rate	26.0%	28.0%	(28.0)%
Adjustment in respect of prior years	1.8	(2.4)	29.9
Other nondeductible expenses	(0.3)	—	1.8
Research and development tax credits	(13.6)	(0.3)	(23.8)
Effect of change in U.K. tax rate	3.3	—	14.3
Tax differentials on foreign income	(2.2)	(7.8)	(11.1)
Other valuation allowances	2.2	(29.8)	56.1
Movement in unrecognized tax benefits	(7.1)	(0.6)	(2.1)

Provision (benefit) for income taxes	10.1%	(12.9)%	37.1%

        In the period ended November 30, 2010 the valuation allowances of 29.8% includes a benefit of 18.5% in respect of U.K. deferred tax assets utilized during the fiscal year against which a valuation allowance was established in fiscal year 2008 and a benefit of 11.3% in respect of the remaining valuation allowance related to U.K. deferred tax assets released at November 30, 2010.

        The adjustment in respect of prior years for the periods ended November 30, 2010 and 2009 includes the correction and the original error respectively for the recognition of a deferred tax asset in respect of equity based compensation as referred to above.

        The enacted U.K. corporation tax rate reduced from 28% to 27% in the year ended November 30, 2010, to 26% in the ended November 30, 2011 and will reduce to 25% in the year ended November 30, 2012. The U.K. government has indicated that they plan to reduce the corporation tax rate by an additional 1% in each of the two subsequent years. The U.K. deferred tax asset has been calculated at the rate of 25%.

        The components of income (loss) before income taxes are:

	Year Ended November 30,
	2011	2010	2009
U.K.	$17,937	$80,251	$(20,658)
U.S.	8,726	8,521	4,281
Malaysia	8,702	36,028	3,774
Other	(3,992)	(1,363)	631

Total	$31,373	$123,437	$(11,972)

        As a result of certain employment and capital investment actions undertaken by the Company, income from activities in Malaysia is substantially exempt from income taxes until May 2012. The income tax benefit attributable to this tax status was estimated to be $2,176 ($0.07 per share, diluted), $10,088 ($0.32 per share, diluted) and $1,057 ($0.04 per share) during the years ended November 30, 2011, 2010 and 2009, respectively.

        The following table summarizes the activity related to the Company's gross unrecognized tax benefits:

	Year Ended November 30,
	2011	2010
Balance of unrecognized tax benefits at December 1	$6,421	$7,646
Gross increase for tax positions taken during a prior period	76	1,294
Gross decrease for tax positions taken during a prior period	(314)	(2,828)
Gross increase for tax positions taken during the current period	972	1,947
Settlements	(1,973)	(944)
Reductions as a result of a lapse of the applicable statute of limitations	(1,323)	(694)

Balance of unrecognized tax benefits at November 30	$3,859	$6,421

        At November 30, 2011, all of the unrecognized tax benefit of $3,859 would affect the effective tax rate, if recognized.

        At November 30, 2011 and 2010, the Company had accrued in current tax approximately $100 and $300 respectively for the payment of interest and penalties relating to unrecognized tax benefits.

        The Company's subsidiaries are subject to income tax in the U.K. and the U.S. Federal jurisdiction as well as other state and foreign jurisdictions. During the period ended November 30, 2011 a tax authority enquiry into the Company's U.K. income tax return for fiscal year 2007 was concluded without adjustment. The income tax returns for fiscal years 2009, 2010 and 2011 remain open to examination. The Company does not expect the total gross amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. The Company's U.S. Federal and state income tax returns for fiscal years 2007 through fiscal year 2011 remain open to examination. In addition, the Company files tax returns in multiple other foreign taxing jurisdictions and generally is not subject to tax examination in these jurisdictions for fiscal years prior to 2005.